Share Capital and Warrants	12 Months Ended
Dec. 31, 2025
Share Capital And Warrants [Abstract]
Share Capital and Warrants
24.
Share capital and warrants
A)
Authorized

The authorized capital of the Company consists of an unlimited number of voting common shares and preferred shares with no par value.

B)
Issued and outstanding

		December 31, 2025		December 31, 2024
	Note	Number of Shares	Carrying Amount	Number of Shares	Carrying Amount
Balance, beginning of year		263,021,847	2,346,728	262,775,853	2,375,950
Share issuances		—	—	96,399	164
Share issuance costs		—	—	—	(59)
Share repurchases		(5,899,897)	(52,688)	(5,002,372)	(45,165)
Acquisitions		—	—	1,259,536	4,137
Employee awards exercised		6,237,173	16,358	3,892,431	11,701
Balance, end of year		263,359,123	2,310,398	263,021,847	2,346,728

During the year ended December 31, 2025, the Company purchased and cancelled 5.9 million common shares at a weighted average price, excluding commissions, of $2.57 (US$1.79) per common share for a total cost of $15.3 million including commissions. Accumulated deficit was reduced by $37.3 million, representing the excess of the average carrying value of the common shares over their purchase price.

Subsequent to December 31, 2025, the Company purchased and cancelled 4.2 million common shares at a weighted average price, excluding commissions, of $2.13 (US$1.56) per common share for a total cost of $8.9 million including commissions.

During the year ended December 31, 2024, the Company issued 1.1 million common shares as part of the consideration for the Lightbox Transaction (note 5(a)) and 0.1 million common shares for acquiring the rights of a franchise store.

During the year ended December 31, 2024, the Company purchased and cancelled 5.0 million common shares at a weighted average price, excluding commissions, of $2.61 (US$1.84) per common share for a total cost of $13.2 million including commissions. Accumulated deficit was reduced by $31.7 million, representing the excess of the average carrying value of the common shares over their purchase price.

(C)
Common share purchase warrants

	Number of Warrants	Carrying Amount
Balance at December 31, 2023	308,612	2,260
Warrants expired	(190,212)	(1,593)
Balance at December 31, 2024	118,400	667
Warrants expired	(64,000)	(361)
Balance at December 31, 2025	54,400	306

During the year ended December 31, 2025, the warrants issued in 2020 for the acquisition of intellectual property expired.

During the year ended December 31, 2024, the remaining Inner Spirit warrants that comprised the contingent consideration from the acquisition expired.

The following table summarizes outstanding warrants as at December 31, 2025:

	Warrants outstanding and exercisable
Issued in relation to	Weighted average exercise price	Number of warrants	Weighted average contractual remaining life (years)
Financial services	$45.98	54,400	3.5